Accounts Receivable, Net - Schedule of Accounts Receivable and Allowance for Doubtful Accounts (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Receivables [Abstract]
Notes receivable	¥ 43,560	$ 5,970	¥ 263,840